SCHEDULE OF BANK LOANS (Details) (Parenthetical)	Jan. 01, 2026 USD ($)	Jan. 01, 2026 CNY (¥)	Jul. 17, 2020 USD ($)	Jul. 17, 2020 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jul. 17, 2020 CNY (¥)
Line of Credit Facility [Line Items]
Operating lease right of use asset					$ 12,989,658	$ 13,166,788
Subsequent Event [Member]
Line of Credit Facility [Line Items]
Repayments of debt	$ 781,546	¥ 5,465,357
Meijia [Member]
Line of Credit Facility [Line Items]
Loans receivable collateral for secured borrowings			$ 4,300,000				¥ 30,000,000
Meijia [Member] | Mr Silong Chen [Member]
Line of Credit Facility [Line Items]
Loans receivable collateral for secured borrowings			2,900,000				¥ 20,000,000
Meijia [Member] | Land [Member]
Line of Credit Facility [Line Items]
Operating lease right of use asset			1,700,000
Meijia [Member] | Building [Member]
Line of Credit Facility [Line Items]
Operating lease right of use asset			4,600,000
Dongguan Rural Commercial Bank [Member]
Line of Credit Facility [Line Items]
Proceeds from loans			$ 7,200,000	¥ 50,000,000
Debt instrument description			The loans have tenure varying between one and eight years. The loans bear a variable interest rate based on the prime interest rate set by the People’s Bank of China at the time of borrowing, plus difference basis points.	The loans have tenure varying between one and eight years. The loans bear a variable interest rate based on the prime interest rate set by the People’s Bank of China at the time of borrowing, plus difference basis points.
Loans payable to bank					$ 3,684,117